/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 1998

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
11/11/98    Shares of        29,500           6.625            7.45      Merrill
            Beneficial                                                   Lynch
            Interest
11/12/98    Shares of        50,000           6.625            7.42      Merrill
            Beneficial                                                   Lynch
            Interest


Total Shares Repurchased:   79,500
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer